Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payment

Total future minimum payments required under the lease agreement are as follows:

Amount
Remainder of 2021	$28
2022	38
Total undiscounted minimum future lease payments	$66
Less Imputed interest	(15)
Present value of operating lease liabilities	$51
Disclosed as:
Current portion	$26
Non-current portion	25
$51

Total future minimum payments required under the lease agreement are as follows:

Amount
2021	$38
2022	38
Total undiscounted minimum future lease payments	$76
Less Imputed interest	(20)
Present value of operating lease liabilities	$56
Disclosed as:
Current portion	$23
Non-current portion	33